Interim Condensed Consolidated Statements of Shareholders' Equity (Deficiency) (Unaudited) - USD ($)	Issued capital [member]	Shares to be issued [member]	Contributed surplus [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Total equity before non-controlling interest [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2021	$ 122,741,230		$ 17,819,933	$ (2,324,025)	$ (112,814,973)	$ 25,422,165	$ 143,379	$ 25,565,544
Beginning balance, shares at Aug. 31, 2021	15,543,309
IfrsStatementLineItems [Line Items]
Share-based payments			1,321,038			1,321,038		1,321,038
Shares issued on vesting of RSUs	$ 681,759		(681,759)
Shares issued on vesting of RSUs, shares	91,635
Non-controlling interest in subsidiary			48			48		48
Net income (loss) for the period					(1,353,520)	(1,353,520)	24,764	(1,328,756)
Foreign currency translation differences				169,418		169,418		169,418
Ending balance, value at Nov. 30, 2021	$ 123,422,989		18,459,260	(2,154,607)	(114,168,493)	25,559,149	168,143	25,727,292
Ending balance, shares at Nov. 30, 2021	15,634,944
Beginning balance, value at Aug. 31, 2022	$ 124,897,859		20,351,522	(2,069,219)	(127,293,571)	15,886,591		15,886,591
Beginning balance, shares at Aug. 31, 2022	15,803,875
IfrsStatementLineItems [Line Items]
Share-based payments			1,748,521			1,748,521		1,748,521
Shares issued on vesting of RSUs	$ 616,486		(616,486)
Shares issued on vesting of RSUs, shares	118,433
Net income (loss) for the period					(5,365,682)	(5,365,682)		(5,365,682)
Foreign currency translation differences				(311,129)		(311,129)		(311,129)
Return to treasury - Sideqik acquisition
Return to treasury - Sideqik acquisition, shares	(9,098)
Shares issued under shares for services	$ 1,333,334		(1,333,334)
Shares issued under shares for services, shares	114,057
Ending balance, value at Nov. 30, 2022	$ 126,847,679		$ 20,150,223	$ (2,380,348)	$ (132,659,253)	$ 11,958,301		$ 11,958,301
Ending balance, shares at Nov. 30, 2022	16,027,267